Stockholders' Deficit (Details) - Schedule of common stock reserved for future issuance - shares	Sep. 30, 2021	Dec. 31, 2020
Schedule Of Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock reserved for future issuance	17,053,340	991,000
Redeemable Convertible Preferred Stock [Member]
Schedule Of Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock reserved for future issuance	13,923,356
Outstanding Stock Options [Member]
Schedule Of Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock reserved for future issuance	1,604,933
Shares Available For Issuance Under The Plan [Member]
Schedule Of Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock reserved for future issuance	1,525,051	991,000